ORGANIZATION AND PRINCIPAL ACTIVITIES (Schedule of VIE's Consolidated Statement of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Variable Interest Entity [Line Items]
Net income	$ (93,419)	$ (179,181)	$ (89,242)
AirMedia's VIEs [Member]
Variable Interest Entity [Line Items]
Net revenues	24,546	23,759	16,311
Net income	$ (86,344)	$ (173,516)	$ (81,659)